March 2, 2012 VIA EDGAR	Leonard A. Pierce + 1 617 526 6440(t) + 1 617 526 5000 (f) leonard.pierce@wilmerhale.com
U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:
Registration Statement on Form N-14 (“Registration Statement”) of The Value Line Tax Exempt Fund, Inc. (the “Acquiring Fund”) with respect to the proposed reorganization of Value Line New York Tax Exempt Trust (the “Acquired Fund”) into the Acquiring Fund

Dear Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Acquiring Fund, pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 488 thereunder, (ii) the General Instructions to Form N-14 and (iii) Regulation S-T, is the Registration Statement of the Acquiring Fund, including a combined proxy statement and prospectus, statement of additional information, Part C, and exhibits.

This Registration Statement is being filed as a combined proxy statement and prospectus to solicit shareholder approval of an agreement and plan of reorganization, providing for the acquisition of all of the assets, and assumption of all the liabilities, of the Acquired Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund.  On the closing date of the reorganization, the Acquired Fund shareholders would become Acquiring Fund shareholders and the Acquired Fund would be liquidated and terminated.  The purposes and terms of the proposed reorganization are detailed in the Registration Statement.

Pursuant to Rule 488 under the 1933 Act, the Registration Statement will become effective automatically on April 1, 2012, the 30th day after the date on which the Registration Statement is being filed with the Commission.

We have been advised that the Acquiring Fund and its principal underwriter, EULAV Securities LLC, are aware of their obligations under the 1933 Act.  The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Acquiring Fund will retain the manually executed copy of the Registration Statement.  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

If you have any questions or comments, please do not hesitate to contact me at (617) 526-6440 (collect) or Gretchen Passe Roin at (617) 526-6787 (collect).

Wilmer Cutler Pickering Hale and Dorr llp, 60 State Street, Boston, Massachusetts 02109
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U.S. Securities and Exchange Commission
March 2, 2012

Very truly yours,

/s/ Leonard A. Pierce
Leonard A. Pierce

Enclosure